Notes Payable – Unrelated Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Notes Payable – Unrelated Parties

7. Notes Payable

Summary of Notes Payable to Unrelated Parties

The table below summarizes all notes payable at March 31, 2022 and December 31, 2021, respectively.

	March 31, 2022	December 31, 2021
Notes payable – “2020 Notes”	$2,000,000	$2,000,000
Less unamortized debt issuance costs	(95,094)	(121,029)
Less unamortized debt discount	(97,778)	(124,444
Less current portion	(1,807,128)	-
Long-term portion of notes payable	$-	$1,754,527

Future minimum principal payments of the 2020 Notes are as follows:

As of March 31,	Amount
2023	$2,000,000
Total	$2,000,000

As of March 31, 2022 and December 31, 2021, accrued interest for these notes payable was $0. As of March 31, 2022, unamortized deferred financing costs and unamortized debt discount were reflected within short term liabilities on the condensed consolidated balance sheets. As of December 31, 2021, unamortized deferred financing costs and unamortized debt discount were reflected within long term liabilities on the condensed consolidated balance sheets.

With respect to all notes outstanding, for the three months ended March 31, 2022 and 2021, interest expense, including the amortization of debt issuance costs and debt discount, was $112,601 and $113,044, respectively.

2020 Notes

On March 2, 2020, we sold 2,000 units, at an offering price of $1,000 per unit, to accredited investors in a private placement offering, with each unit consisting of $1,000 in 12% Subordinated Notes (“2020 Notes”) and 40 shares of our common stock, for aggregate gross proceeds of $2,000,000. The entire outstanding principal and accrued interest of the 2020 Notes are due and payable on February 28, 2023. Interest on the 2020 Notes accrues at the rate of 12% per annum, payable quarterly in cash, beginning on June 30, 2020. Any accrued but unpaid quarterly installment of interest will accrue interest at the rate of 14.0% per annum. Any overdue principal and accrued and unpaid interest at the maturity date will accrue a mandatory default penalty of 20% of the outstanding principal balance and an interest rate of 14% per annum from the maturity date until paid in full. We used a portion of the net proceeds from the private placement offering to finance the acquisitions of Graphic Sciences and CEO Image and the remaining net proceeds for working capital and general corporate purposes. We recognized a debt discount of $320,000 for the 80,000 shares issued in conjunction with the units. The amortization of the debt discount, which will be recognized over the life of the 2020 Notes as interest expense, was $26,666 and $26,667, respectively, for the three months ended March 31, 2022 and 2021.

PPP Note

On April 15, 2020, we were issued an unsecured promissory note (“PPP Note”) under the Paycheck Protection Program through PNC Bank with a principal amount of $838,700. The term of the PPP Note Payable was two years, with an interest rate of 1.0% per annum deferred for the first six months. We received notice on January 20, 2021 that the Small Business Administration had forgiven the full amount of principal and interest of the PPP Note, and we have recognized a gain on extinguishment of debt of $845,083 for the three months ended March 31, 2021.

9. Notes Payable – Unrelated Parties

Summary of Notes Payable to Unrelated Parties

The table below summarizes all notes payable at December 31, 2021 and 2020, respectively. See also Note 10 “Notes Payable - Related Parties.”

	December 31, 2021	December 31, 2020
PPP Note (a)	$-	$838,700
2020 Notes	2,000,000	2,000,000
Total notes payable	$2,000,000	$2,838,700
Less unamortized debt issuance costs	(121,029)	(224,767)
Less unamortized debt discount	(124,444)	(231,111)
Less current portion	-	(580,638)
Long-term portion of notes payable	$1,754,527	$1,802,184

(a)	The full amount of the principal and interest on the PPP Note was forgiven in its entirety in January 2021.

Future minimum principal payments of the 2020 Notes are as follows:

As of December 31,	Amount
2023	$2,000,000
Total	$2,000,000

As of December 31, 2021 and 2020, accrued interest for these notes payable with the exception of the related party notes in Note 10, “Notes Payable - Related Parties,” was $0. As of December 31, 2021 and 2020, unamortized debt issuance costs and unamortized debt discount were reflected within long term liabilities on the consolidated balance sheets.

With respect to all notes outstanding (other than the notes to related parties), interest expense, including the amortization of debt issuance costs and debt discount for the years ended December 31, 2021 and 2020 was $452,120 and $548,742, respectively.

We have evaluated the terms of our convertible notes payable in accordance with ASC 815 – 40, “Derivatives and Hedging - Contracts in Entity’s Own Stock” and determined that the underlying common stock is indexed to our common stock. We determined that the conversion feature did not meet the definition of a derivative and therefore did not bifurcate the conversion feature and account for it as a separate derivative liability. We evaluated the conversion feature for a beneficial conversion feature. The effective conversion price was compared with the market price on the date of each note. If the conversion price was deemed to be less than the market value of the underlying common stock at the inception of the note, then we recognized a beneficial conversion feature resulting in a discount on the note payable, upon satisfaction of the contingency. The beneficial conversion features were amortized to interest expense over the life of the respective notes, starting from the date of recognition.

2016-18 Unrelated Party Notes and 2020 Note Conversion

In 2016 through 2018, we issued convertible promissory notes to unrelated parties in an aggregate principal amount of $3,535,000. On March 2, 2020, we entered into amendments to these convertible promissory notes, as well as amendments to convertible promissory notes with related parties (see note 10), that permitted us to convert all of the outstanding principal and accrued and unpaid interest payable on all outstanding convertible promissory notes into shares of common stock at a reduced conversion rate equal to the purchase price of our common stock issued in the contemporaneous private placement offering. Pursuant thereto, we converted all of the outstanding principal and accrued and unpaid interest payable with respect to all convertible promissory notes, with related parties and with unrelated parties, into a total of 1,433,689 shares of our common stock at a conversion rate of $4.00 per share. Taglich Brothers, Inc. acted as the exclusive placement agent for the note conversion and received compensation (relating to the conversion of both the related and the unrelated notes) of 35,250 shares of our common stock, based on a fee valued at $4.00 per share.

2020 Notes

On March 2, 2020, we sold 2,000 units, at an offering price of $1,000 per unit, to accredited investors in a private placement offering, with each unit consisting of $1,000 in 12% Subordinated Notes (“2020 Notes”) and 40 shares of our common stock, for aggregate gross proceeds of $2,000,000. The entire outstanding principal and accrued interest of the 2020 Notes are due and payable on February 28, 2023. Interest on the 2020 Notes accrues at the rate of 12% per annum, payable quarterly in cash, beginning on June 30, 2020. Any accrued but unpaid quarterly installment of interest will accrue interest at the rate of 14.0% per annum. Any overdue principal and accrued and unpaid interest at the maturity date will accrue a mandatory default penalty of 20% of the outstanding principal balance and an interest rate of 14% per annum from the maturity date until paid in full. We used a portion of the net proceeds from the private placement offering to finance the acquisitions of Graphic Sciences and CEO Image and the remaining net proceeds for working capital and general corporate purposes. We recognized a debt discount of $320,000 for the 80,000 shares issued in conjunction with the units. The amortization of the debt discount, which will be recognized over the life of the 2020 Notes as interest expense, for the years ended December 31, 2021 and 2020 was $106,666 and $88,889, respectively.

PPP Note

On April 15, 2020, we were issued an unsecured promissory note (“PPP Note”) for the PPP loan through PNC Bank with a principal amount of $838,700. The term of the PPP Note Payable was two years, with an interest rate of 1.0% per annum deferred for the first six months. We received notice on January 20, 2021 that the SBA had forgiven the full amount of principal and interest of the PPP Note, and we have recognized a gain on extinguishment of debt of $845,083 for the years ended December 31, 2021.